Note 3 - Acquisitions, Disposals and Reorganization - Effects of Changes in the Group’s Ownership in Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net income attributable to the Company's shareholders	$ 69,045	¥ 449,228	¥ 157,047	¥ 210,086
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests			(174,779)	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests			¥ (17,732)	¥ 50,063